Pension and Postretirement Expense Level 4 (Details) - U.S. Pension Plan Investments Measured at Fair Value (United States Pension Plans of US Entity, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Large Cap Equity Funds	$ 44	$ 55
Small mid Cap Equity Funds	7	17
Other International Equity	33	17
Debt Securities Fixed Income	125	112
Cash, Money Market and Other	31	24
Fair value of plan assets at end of year	240	225	200
Fair Value, Inputs, Level 1 [Member]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 2 [Member]
Large Cap Equity Funds	44	55
Small mid Cap Equity Funds	7	17
Other International Equity	33	17
Debt Securities Fixed Income	125	112
Cash, Money Market and Other	31	24
Fair value of plan assets at end of year	240	225
Fair Value, Inputs, Level 3 [Member]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Fair value of plan assets at end of year	$ 0	$ 0